Schedules of Investments (unaudited)
Impax Ellevate Global Women’s Leadership Fund	September 30, 2023

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 97.9%
COMMUNICATION SERVICES: 5.7%
Adevinta ASA (a)	5,320	$52,411
Auto Trader Group PLC	1,418,155	10,655,969
BCE, Inc.	1,480	56,498
BT Group PLC	134,040	190,345
Deutsche Telekom AG	61,057	1,280,780
Interpublic Group of Cos Inc., The	8,247	236,359
Koninklijke KPN NV	63,226	208,308
Match Group, Inc. (a)	6,058	237,322
Netflix, Inc. (a)	9,773	3,690,285
News Corp., Class A	8,275	165,997
Omnicom Group, Inc.	4,258	317,136
Orange SA	33,511	384,380
Paramount Global, Class B	10,899	140,597
Pinterest, Inc., Class A (a)	12,040	325,441
Publicis Groupe SA	4,550	344,401
REA Group, Ltd.	1,004	99,157
SEEK, Ltd.	6,494	91,741
Singapore Telecommunications, Ltd.	158,781	281,057
Snap, Inc., Class A (a)	22,273	198,452
Spark New Zealand, Ltd.	50,543	145,505
Tele2 AB, Class B	629,879	4,816,990
Telenor ASA	938,043	10,638,005
Telia Company AB	46,702	96,332
Telstra Group, Ltd.	83,467	206,217
TELUS Corp.	9,739	159,036
Verizon Communications, Inc.	85,392	2,767,555
Vivendi SA	14,616	128,009
Vodafone Group PLC	416,385	390,319
Walt Disney Co., The (a)	60,012	4,863,973
WPP PLC	22,055	196,495
		43,365,072

CONSUMER DISCRETIONARY: 14.2%
Accor SA	3,680	123,775
Amazon.com, Inc. (a)	190,406	24,204,411
Aristocrat Leisure, Ltd.	11,588	302,753
Barratt Developments PLC	47,574	255,074
Bath & Body Works, Inc.	39,721	1,342,570
Best Buy Co., Inc.	139,849	9,715,310
Burberry Group PLC	8,456	195,967
Burlington Stores, Inc. (a)	1,502	203,221
Cie Generale des Etablissements Michelin SCA	12,909	395,105
Compass Group PLC	33,937	826,080
Domino’s Pizza, Inc.	736	278,789
eBay, Inc.	10,699	471,719
Electrolux AB, Class B	10,247	105,596
Etsy, Inc. (a)	2,780	179,532
Expedia Group, Inc. (a)	3,010	310,241
General Motors Co.	27,760	915,247
H & M Hennes & Mauritz AB, Class B	42,414	601,439
Hasbro, Inc.	2,770	183,208
Hermes International	675	1,230,408
Hilton Worldwide Holdings, Inc.	5,232	785,742
Industria de Diseno Textil SA	21,179	788,114
InterContinental Hotels Group PLC	3,388	250,557
Kering SA	1,574	715,167
Kingfisher PLC	43,524	118,151
La Francaise des Jeux SAEM	2,032	65,999
lululemon athletica, Inc. (a)	29,281	11,291,046
LVMH Moet Hennessy Louis Vuitton SE	5,832	4,402,171
Marriott International, Inc., Class A	5,260	1,033,906
McDonald’s Corp.	14,696	3,871,514
Mercedes-Benz Group AG	16,894	1,175,767
Moncler SpA	4,616	267,520
Next PLC	2,758	244,611
Pearson PLC	1,153,071	12,165,766
Renault SA	3,637	148,813
Rivian Automotive, Inc., Class A (a)	12,798	310,735
Ross Stores, Inc.	7,183	811,320
SEB SA	596	55,599
Starbucks Corp.	129,836	11,850,132
Taylor Wimpey PLC	121,476	173,246
TJX Cos., Inc., The	23,134	2,056,150
Tractor Supply Co.	2,305	468,030
Ulta Beauty, Inc. (a)	27,065	10,811,114
Vail Resorts, Inc.	758	168,193
VF Corp.	7,399	130,740
Wesfarmers, Ltd.	22,529	762,471
Whirlpool Corp.	1,098	146,803
Yum! Brands, Inc.	5,723	715,032
Zalando SE (a)	5,293	117,602
		107,742,456

CONSUMER STAPLES: 10.9%
Alimentation Couche-Tard, Inc.	15,175	770,677
Beiersdorf AG	1,903	245,466
Carrefour SA	12,352	212,147
Clorox Co., The	76,765	10,060,820
Coca-Cola Co., The	239,063	13,382,746
Coles Group, Ltd.	28,118	280,642
Colgate-Palmolive Co.	15,383	1,093,885
Conagra Brands, Inc.	49,971	1,370,205
Danone SA	12,714	701,276
Diageo PLC	306,635	11,305,048
Dollar General Corp.	5,475	579,255
Empire Co., Ltd., Class A	2,801	76,199
Essity AB, Class B	13,085	282,207
Estee Lauder Cos, Inc., The, Class A	4,946	714,944
General Mills, Inc.	145,888	9,335,373
Heineken Holding NV	2,283	172,050
Heineken NV	5,250	462,848
Henkel AG & Co. KGaA	2,133	134,489
Hershey Co., The	3,022	604,642
J Sainsbury PLC	33,679	103,715
J.M. Smucker Co., The	2,366	290,805
Jeronimo Martins SGPS SA	5,655	127,001
Kellogg Co.	5,472	325,639
Kimberly-Clark Corp.	6,769	818,034
Kroger Co., The	13,419	600,500
Loblaw Cos, Ltd.	3,285	279,101
L’Oreal SA	4,820	1,997,466
McCormick & Co., Inc.	5,141	388,865
Metro, Inc.	4,342	225,499
Mondelez International, Inc., Class A	26,634	1,848,400
Mowi ASA	8,576	151,583
Orkla ASA	14,222	106,223
Pernod Ricard SA	4,431	737,717
Procter & Gamble Co., The	46,352	6,760,903
Remy Cointreau SA	511	62,299
Saputo, Inc.	5,090	106,428
Shiseido Co., Ltd.	8,500	297,875
Target Corp.	9,670	1,069,212
Tesco PLC	144,889	466,033
Treasury Wine Estates, Ltd.	14,347	113,293
Unilever PLC	49,240	2,435,745
Walgreens Boots Alliance, Inc.	508,841	11,316,624
Woolworths Group, Ltd.	24,118	577,414
		82,991,293

FINANCIALS: 18.0%
ABN AMRO Bank NV	8,428	119,109
Abrdn PLC	38,634	72,995
Admiral Group PLC	358,872	10,371,268
Aegon NV	34,026	163,995
Aflac, Inc.	11,057	848,625
Allianz SE	7,741	1,842,173
Ally Financial, Inc.	5,480	146,206
American Express Co.	12,577	1,876,363
Amundi SA	1,342	75,376
Annaly Capital Management, Inc., REIT	10,070	189,417
ANZ Group Holdings, Ltd.	59,335	973,193
Aon PLC, Class A	3,944	1,278,724
Assicurazioni Generali SpA	19,140	390,693
ASX, Ltd.	3,800	138,997
Aviva PLC	53,142	251,529
AXA SA	34,407	1,020,816
Banco Bilbao Vizcaya Argentaria SA	115,346	933,487
Banco Santander SA	333,630	1,270,486
Bank Hapoalim BM	28,070	250,092
Bank Leumi Le-Israel BM	31,009	256,936
Bank of America Corp.	142,515	3,902,061
Bank of Montreal	13,743	1,159,340
Bank of New York Mellon Corp., The	16,191	690,546
Bank of Nova Scotia, The	23,309	1,044,765
Block, Inc., Class A (a)	13,122	580,780
BNP Paribas SA	21,201	1,348,093
Canadian Imperial Bank of Commerce	24,771	956,189
Citigroup, Inc.	280,161	11,523,021
CME Group, Inc.	7,023	1,406,145
Commerzbank AG	21,474	243,716
Commonwealth Bank of Australia	34,549	2,206,853
Credit Agricole SA	23,878	293,575
Danske Bank A/S	12,689	294,461
Discover Financial Services	5,231	453,162
DNB Bank ASA	537,504	10,799,406
Eurazeo SA	858	51,055
FactSet Research Systems, Inc.	818	357,679
Fifth Third Bancorp	13,494	341,803
FinecoBank Banca Fineco SpA	12,504	150,989
First Horizon Corp.	12,103	133,375
Gjensidige Forsikring ASA	4,060	59,574
Goldman Sachs Group, Inc., The	6,429	2,080,232
Groupe Bruxelles Lambert SA	2,010	149,565
Hang Seng Bank, Ltd.	888,700	11,026,523
Hargreaves Lansdown PLC	7,073	66,521
Hartford Financial Services Group, Inc., The	5,987	424,538
Hong Kong Exchanges and Clearing, Ltd.	24,700	916,685
Huntington Bancshares, Inc.	30,288	314,995
IGM Financial, Inc.	1,814	46,009
Industrivarden AB, Class A	2,564	67,611
Industrivarden AB, Class C	2,987	78,711
Insurance Australia Group, Ltd.	46,516	168,739
Intact Financial Corp.	3,307	482,129
Intercontinental Exchange, Inc.	11,397	1,253,898
Investor AB, Class A	8,487	160,687
Investor AB, Class B	33,518	641,686
JPMorgan Chase & Co.	67,220	9,748,244
KeyCorp.	18,264	196,521
Kinnevik AB, Class B (a)	5,852	58,116
Legal & General Group PLC	248,189	669,697
Lloyds Banking Group PLC	3,047,110	1,637,499
London Stock Exchange Group PLC	7,868	788,577
M&G PLC	44,670	107,025
Macquarie Group, Ltd.	7,515	804,767
Manulife Financial Corp.	35,355	646,060
Medibank Pvt, Ltd.	57,533	126,983
Mediobanca Banca di Credito Finanziario SpA	10,843	142,955
MetLife, Inc.	12,497	786,186
Moody’s Corp.	3,412	1,078,772
Nasdaq, Inc.	7,099	344,940
National Australia Bank, Ltd.	61,823	1,147,703
National Bank of Canada	6,676	443,494
NatWest Group PLC	111,069	317,719
NN Group NV	5,021	160,964
Nordea Bank Apb	62,871	689,300
Onex Corp.	1,365	80,227
PayPal Holdings, Inc. (a)	22,011	1,286,763
PNC Financial Services Group, Inc., The	7,635	937,349
Principal Financial Group, Inc.	6,537	471,122
Progressive Corp., The	33,072	4,606,930
Prudential Financial, Inc.	6,957	660,150
QBE Insurance Group, Ltd.	28,952	290,019
Royal Bank of Canada	27,023	2,361,590
S&P Global, Inc.	6,690	2,444,593
Schroders PLC	14,547	71,881
Skandinaviska Enskilda Banken AB, Class A	30,901	368,397
Societe Generale SA	15,770	381,596
Standard Chartered PLC	119,495	1,099,059
State Street Corp.	6,536	437,651
Sun Life Financial, Inc.	11,114	542,260
Suncorp Group, Ltd.	24,793	220,897
Svenska Handelsbanken AB, Class A	26,646	237,093
Swedbank AB, Class A	16,039	294,819
T Rowe Price Group, Inc.	4,726	495,616
Toronto-Dominion Bank, The	35,430	2,134,538
Travelers Cos., Inc., The	4,256	695,047
Tryg A/S	6,903	126,321
U.S. Bancorp	32,198	1,064,466
UBS Group AG	65,592	1,615,675
UniCredit SpA	34,671	826,084
Visa, Inc., Class A	32,635	7,506,376
Wendel SA	50,161	3,964,961
Westpac Banking Corp.	71,850	971,236
Willis Towers Watson PLC	2,026	423,353
Worldline SA (a)	5,251	147,402
Zurich Insurance Group AG	2,864	1,310,439
		136,315,029

HEALTH CARE: 15.5%
Abbott Laboratories	35,033	3,392,946
AbbVie, Inc.	32,750	4,881,715
Alcon, Inc.	10,319	796,290
Alnylam Pharmaceuticals, Inc. (a)	2,766	489,859
AstraZeneca PLC	65,142	8,786,640
Baxter International, Inc.	10,570	398,912
Biogen, Inc. (a)	2,941	755,866
Bristol-Myers Squibb Co.	208,367	12,093,620
Cardinal Health, Inc.	123,021	10,680,683
Cencora, Inc.	3,240	583,103
Charles River Laboratories International, Inc. (a)	1,062	208,131
Cigna Group, The	5,501	1,573,671
CSL, Ltd.	10,044	1,618,119
CVS Health Corp.	22,558	1,575,000
DENTSPLY SIRONA, Inc.	4,387	149,860
Elevance Health, Inc.	16,358	7,122,600
Eli Lilly & Co.	15,775	8,473,226
Exact Sciences Corp (a)	4,144	282,704
Fresenius Medical Care AG & Co KGaA	4,248	182,630
Genmab A/S (a)	1,348	477,260
Gilead Sciences, Inc.	155,362	11,642,827
GSK PLC	74,161	1,341,854
Hologic, Inc. (a)	5,179	359,423
Illumina, Inc. (a)	3,946	541,707
Insulet Corp. (a)	1,584	252,632
Ipsen SA	668	87,523
Jazz Pharmaceuticals PLC (a)	1,379	178,498
Johnson & Johnson	46,625	7,261,844
Koninklijke Philips NV (a)	19,031	379,711
Lonza Group AG	1,694	783,555
McKesson Corp.	2,580	1,121,913
Merck & Co., Inc.	50,122	5,160,060
Merck KGaA	2,645	440,941
Novartis AG	39,019	3,984,957
Novo Nordisk A/S, Class B	64,633	5,884,911
Orion OYJ, Class B	1,902	74,722
Pfizer, Inc.	117,698	3,904,043
Quest Diagnostics, Inc.	2,371	288,930
Ramsay Health Care, Ltd.	3,668	121,742
Sanofi	21,490	2,307,494
Smith & Nephew PLC	37,280	462,666
Stryker Corp.	6,629	1,811,507
UCB SA	2,511	205,674
Vertex Pharmaceuticals, Inc. (a)	4,960	1,724,790
Waters Corp. (a)	1,207	330,971
Zimmer Biomet Holdings, Inc.	4,090	458,980
Zoetis, Inc.	13,965	2,429,631
		118,066,341

INDUSTRIALS: 5.3%
Adecco Group AG	3,010	123,630
Aena SME SA	1,499	225,566
Aeroports de Paris	546	64,390
Air Canada (a)	4,510	64,350
Alstom SA	6,961	165,443
AP Moller - Maersk A/S, Class A	56	99,103
AP Moller - Maersk A/S, Class B	91	163,699
Assa Abloy AB, Class B	20,476	444,914
Auckland International Airport, Ltd. (a)	24,566	116,464
Booz Allen Hamilton Holding Corp.	4,221	461,229
Brambles, Ltd.	28,233	259,363
Bunzl PLC	6,558	233,555
Bureau Veritas SA	5,907	146,471
CAE, Inc. (a)	6,353	148,319
Canadian National Railway Co.	11,237	1,216,897
Ceridian HCM Holding, Inc. (a)	3,040	206,264
Cie de Saint-Gobain SA	13,595	813,666
Cummins, Inc.	2,847	650,426
Emerson Electric Co.	11,237	1,085,157
Epiroc AB, Class A	12,525	237,815
Epiroc AB, Class B	7,947	127,130
Equifax, Inc.	2,748	503,379
Experian PLC	18,736	612,809
Getlink SE	651,542	10,386,817
Legrand SA	5,597	514,288
Otis Worldwide Corp.	8,496	682,314
Qantas Airways, Ltd. (a)	19,374	64,137
Randstad NV	2,298	126,955
RB Global, Inc.	3,457	216,443
RELX PLC	35,146	1,185,823
Republic Services, Inc.	4,172	594,552
Schneider Electric SE	71,769	11,826,963
Skanska AB, Class B	5,798	95,206
Smiths Group PLC	7,096	139,706
Teleperformance	1,246	156,443
Transurban Group	63,793	518,360
United Parcel Service, Inc., Class B	15,326	2,388,864
Verisk Analytics, Inc.	2,914	688,403
Vestas Wind Systems A/S (a)	20,429	437,056
W.W. Grainger, Inc.	962	665,550
Wartsila OYJ Abp	9,764	110,664
Wolters Kluwer NV	4,915	595,086
WSP Global, Inc.	2,432	343,246
		39,906,915

INFORMATION TECHNOLOGY: 19.0%
Accenture PLC, Class A	27,629	8,485,142
Adobe, Inc. (a)	9,756	4,974,584
ANSYS, Inc. (a)	1,812	539,161
Apple, Inc.	184,430	31,576,261
Arista Networks, Inc. (a)	5,635	1,036,446
Autodesk, Inc. (a)	55,190	11,419,363
Broadcom, Inc.	9,225	7,662,101
Capgemini SE	3,336	582,111
CDW Corp.	2,801	565,130
Cisco Systems, Inc.	110,896	5,961,769
Dassault Systemes SE	13,982	519,325
DocuSign,Inc. (a)	4,645	195,090
Dropbox, Inc., Class A (a)	5,367	146,143
F5, Inc. (a)	1,228	197,880
Gen Digital, Inc.	11,918	210,710
Halma PLC	838,869	19,764,358
Hexagon AB, Class B	41,942	356,957
HP, Inc.	24,192	621,734
HubSpot, Inc. (a)	1,036	510,230
Intel Corp.	81,772	2,906,995
Intuit, Inc.	5,931	3,030,385
Lam Research Corp.	3,003	1,882,190
Microsoft Corp.	79,322	25,045,922
Nokia OYJ	107,106	402,726
Okta, Inc. (a)	3,101	252,763
Palo Alto Networks, Inc. (a)	6,346	1,487,756
Sage Group PLC, The	19,591	235,756
salesforce.com, Inc. (a)	20,588	4,174,835
SAP SE	21,344	2,762,811
ServiceNow, Inc. (a)	4,292	2,399,056
Texas Instruments, Inc.	18,398	2,925,466
Trimble, Inc. (a)	5,146	277,164
Twilio, Inc., Class A (a)	3,690	215,976
WiseTech Global, Ltd.	3,175	131,795
Workday, Inc., Class A (a)	4,232	909,245
Xero, Ltd. (a)	3,111	223,736
		144,589,072

MATERIALS: 5.3%
Air Liquide SA	10,712	1,804,238
Akzo Nobel NV	3,708	267,341
Arkema SA	1,121	110,352
BASF SE	18,999	859,989
BlueScope Steel, Ltd.	11,573	143,314
Celanese Corp.	86,633	10,874,173
Chr. Hansen Holding A/S	2,159	132,072
Covestro AG (a)	3,502	188,320
Croda International PLC	3,314	197,950
Dow, Inc.	14,785	762,315
Ecolab, Inc.	5,273	893,246
Evonik Industries AG	4,223	77,028
Fortescue Metals Group, Ltd.	35,629	473,618
Johnson Matthey PLC	3,749	74,220
Koninklijke DSM NV	99,510	9,828,434
Mondi PLC	9,600	160,146
Newcrest Mining, Ltd.	16,944	266,979
Newmont Corp.	14,898	550,481
Norsk Hydro ASA	25,381	158,830
Novozymes A/S, Class B	4,228	170,113
Nutrien, Ltd.	9,914	612,248
Orica, Ltd.	8,312	82,877
Smurfit Kappa Group, PLC	6,373	211,710
Solvay SA	1,431	158,139
Stora Enso OYJ, Class R	11,706	146,716
Yara International ASA	286,311	10,811,002
		40,015,851

REAL ESTATE: 0.7%
Azrieli Group, Ltd.	1,290	66,219
British Land Co. PLC, The, REIT	36,542	140,747
Canadian Apartment Properties, REIT	1,750	58,082
CapitaLand Integrated Commercial Trust, REIT	106,800	144,128
City Developments, Ltd.	10,000	48,259
Covivio, REIT	1,072	47,550
Dexus, REIT	23,422	109,181
Essex Property Trust, Inc., REIT	1,372	290,987
Gecina SA, REIT	1,527	155,690
GPT Group, The, REIT	36,173	90,079
Klepierre SA, REIT	3,905	95,616
Land Securities Group PLC, REIT	14,796	106,058
LendLease Corp., Ltd.	15,292	70,129
Mapletree Logistics Trust, REIT	66,191	81,146
Mirvac Group, REIT	87,006	118,257
Realty Income Corp., REIT	13,879	693,118
RioCan Real Estate Investment Trust, REIT	3,036	40,391
Scentre Group, REIT	111,581	175,334
Stockland, REIT	59,171	148,091
Swire Properties, Ltd.	24,800	51,577
Unibail-Rodamco-Westfield, REIT (a)	2,452	120,578
Ventas, Inc., REIT	7,952	335,018
VICI Properties, Inc., REIT	20,062	583,804
Vicinity, Ltd., REIT	75,808	82,157
Vonovia SE	13,150	315,052
Welltower, Inc., REIT	9,550	782,337
Weyerhaeuser Co., REIT	15,007	460,116
Zillow Group, Inc., Class C (a)	3,179	146,743
		5,556,444

UTILITIES: 3.3%
American Water Works Co., Inc.	82,464	10,211,518
Edison International	159,879	10,118,742
EDP - Energias de Portugal SA	59,567	247,676
Elia Group SA	631	61,750
Enel SpA	163,265	1,001,262
Hydro One, Ltd.	6,219	158,331
Iberdrola SA	117,069	1,309,352
Mercury NZ, Ltd.	14,291	52,218
Meridian Energy, Ltd.	24,572	75,568
Orsted A/S	4,052	220,442
Redeia Corp SA	9,017	141,849
Severn Trent PLC	4,723	136,284
SSE PLC	45,077	883,344
Terna - Rete Elettrica Nazionale	28,380	213,458
United Utilities Group PLC	12,772	147,580
Veolia Environnement SA	13,242	382,775
		25,362,149

TOTAL COMMON STOCKS		743,910,622
(Cost $649,825,266)

PREFERRED STOCKS: 0.0% (b)
CONSUMER STAPLES: 0.0% (b)
Henkel AG & Co. KGaA	3,487	248,307
(Cost $280,975)

TOTAL INVESTMENTS: 97.9%		744,158,929
(Cost $650,106,241)

Other assets and liabilities - (net): 2.1%		15,724,333

Net Assets: 100.0%		$759,883,262

(a)	Non-income producing security.
(b)	Rounds to less than 0.05%.

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY COUNTRY

		PERCENT OF
COUNTRY	VALUE	NET ASSETS
Australia	$12,338,488	1.6%
Belgium	513,378	0.1%
Canada	13,657,669	1.8%
Denmark	8,005,438	1.1%
Finland	734,828	0.1%
France	49,327,749	6.5%
Germany	10,176,821	1.3%
Hong Kong	11,994,786	1.6%
Ireland	211,710	0.0%*
Israel	573,247	0.1%
Italy	2,992,961	0.4%
Japan	297,875	0.0%*
Netherlands	12,484,801	1.6%
New Zealand	613,491	0.1%
Norway	32,724,622	4.3%
Portugal	374,677	0.0%*
Singapore	554,590	0.1%
Spain	4,668,854	0.6%
Sweden	9,761,006	1.3%
Switzerland	8,614,546	1.1%
United Kingdom	88,694,532	11.7%
United States	474,842,860	62.5%
Other assets and liabilities (net)	15,724,333	2.1%
TOTAL	$759,883,262	100.0%

*	Rounds to less than 0.05%.

September 30, 2023
Notes to Schedules of Investments

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”) (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At September 30, 2023, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held two securities fair valued at $454,521, representing 0.05% of the Fund’s net asset value and the High Yield Bond Fund held two securities fair valued at $671,055, representing 0.12% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2023:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,225,307,594	$-	$-	$1,225,307,594
Total	$1,225,307,594	$-	$-	$1,225,307,594
Small Cap
Common Stocks	$597,484,456	$-	$-	$597,484,456
Total	$597,484,456	$-	$-	$597,484,456
US Sustainable Economy
Common Stocks	$257,937,266	$-	$-	$257,937,266
Total	$257,937,266	$-	$-	$257,937,266
Global Sustainable Infrastructure
Common Stocks	$54,862,354	$46,295,659	$-	$101,158,013
Closed-End Funds	-	505,460	-	505,460
Total	$54,862,354	$46,801,119	$-	$101,663,473
Global Opportunities
Common Stocks	$58,743,710	$48,516,123	$-	$107,259,833
Preferred Stocks	-	2,154,431	-	2,154,431
Total	$58,743,710	$50,670,554	$-	$109,414,264
Global Environmental Markets
Common Stocks	$1,362,346,648	$828,534,089	$-	$2,190,880,737
Total	$1,362,346,648	$828,534,089	$-	$2,190,880,737
Global Women’s Leadership
Common Stocks	$495,785,731	$248,124,891	$-	$743,910,622
Preferred Stocks	-	248,307	-	248,307
Total	$495,785,731	$248,373,198	$-	$744,158,929
International Sustainable Economy
Common Stocks	$4,893,519	$986,144,502	$-	$991,038,021
Preferred Stocks	-	15,119,924	-	15,119,924
Total	$4,893,519	$1,001,264,426	$-	$1,006,157,945
Core Bond
Community Investment Notes	$-	$237,173	$454,521	$691,694
Corporate Bonds	-	304,123,576	-	304,123,576
U.S. Gov't Agency Bonds	-	11,035,594	-	11,035,594
Government Bonds	-	6,216,909	-	6,216,909
Supranational Bonds	-	91,381,091	-	91,381,091
Municipal Bonds	-	10,673,738	-	10,673,738
U.S. Treasury Notes	-	140,158,414	-	140,158,414
Asset-Backed Securities	-	51,124,227	-	51,124,227
Mortgage-Backed Securities	-	216,450,025	-	216,450,025
Total	$-	$831,400,747	$454,521	$831,855,268
High Yield Bond
Community Investment Notes	$-	$237,173	$671,055	$908,228
Common Stocks	2,052,330	-	-	2,052,330
Corporate Bonds	-	505,401,789	-	505,401,789
Loans	-	21,694,445	-	21,694,445
Medium Term Certificates of Deposit	-	500,000	-	500,000
Total	$2,052,330	$527,833,407	$671,055	$530,556,792
Sustainable Allocation
Affiliated Investment Companies	$2,113,406,882	$-	$-	$2,113,406,882
Total	$2,113,406,882	$-	$-	$2,113,406,882

See Schedules of Investments for additional detailed industry classifications.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurementsThe Core Bond Fund and High Yield Bond Fund each hold a position in the same promissory note and community investment note, which are both valued at par.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At September 30, 2023, the Sustainable Allocation Fund held the following investments in affiliated Funds:

									Net change in
									Unrealized
		Shares Held at	Gross	Gross	Shares Held at	Value at	Dividend	Realized	Appreciation/	Value at
Fund		12/31/22	Additions	Reductions	09/30/23	12/31/22	Income	Gains/Losses[1]	Depreciation	09/30/23

Sustainable Allocation
	Large Cap	75,268,533	311,912	8,987,370	66,593,075	$ 870,104,236	$ 3,926,967	$ 12,773,348	$ 42,335,192	$ 813,101,441
	Small Cap	4,176,980	1,464,715	-	5,641,695	59,689,044	-	-	1,000,294	82,989,338
	Global Sustainable Infrastructure	7,971,319	105,484	-	8,076,803	68,314,199	947,248	-	(1,739,377)	67,522,070
	Global Opportunities	4,082,111	13,285	-	4,095,396	56,129,027	201,273	-	2,274,823	58,605,122
	Global Environmental Markets	2,635,835	20,868	-	2,656,703	51,609,644	444,489	-	814,252	52,868,384
	Global Women's Leadership	2,057,973	37,627	-	2,095,600	56,491,351	1,113,007	-	1,680,158	59,284,517
	International Sustainable Economy	11,578,384	203,421	-	11,781,805	99,689,886	1,922,324	-	4,541,849	106,154,059
	Core Bond	85,316,699	8,160,156	1,167,718	92,309,137	740,548,945	17,902,717	(2,643,211)	(22,990,521)	776,319,840
	High Yield	16,220,310	720,411	-	16,940,721	92,617,968	4,174,081	-	(229,938)	96,562,111
	Total					$ 2,095,194,300	$ 30,632,106	$ 10,130,137	$ 27,686,732	$ 2,113,406,882

[1]	Includes realized capital gain distributions from an affiliated fund, if any.